Finance income (costs), net (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Finance costs
Total finance costs	€ (3,284)	€ (1,953)	€ (6,341)	€ (3,174)
Finance income
Other interest income	1,417		3,369
Total finance income	1,417		3,369
Finance costs, net	(1,867)	(1,953)	(2,972)	(3,174)
Revolving credit facility
Finance costs
Interest expense	(769)	(1,277)	(1,266)	(1,820)
Leases
Finance costs
Interest expense	€ (2,515)	€ (675)	€ (5,075)	€ (1,354)